Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Schedule of geographical information of operating segments
	Argentina		Brazil	Uruguay		Armenia	Ecuador	Italy	Perú
	Airports	Others	Airports	Airports	Others	Airports	Airports	Airports	Airports	Intrasegment Adjustments	Unallocated	Total Continuing operations	Total Discontinued operations (Note 29)
Year ended December 31, 2017
Revenue	1,000,303	422	128,842	100,553	15,774	94,464	85,310	154,526	-	(10,191)	5,150	1,575,153	-
Cost of services	(638,216)	(144)	(116,164)	(48,371)	(12,184)	(52,863)	(50,247)	(104,257)	-	6,778	(14,315)	(1,029,983)	-
Gross profit	362,087	278	12,678	52,182	3,590	41,601	35,063	50,269	-	(3,413)	(9,165)	545,170	-
Selling, general and administrative expenses	(96,737)	(242)	(14,361)	(11,758)	(1,323)	(11,263)	(16,185)	(30,800)	-	3,413	(14,945)	(194,201)	-
Reversal of previous impairment/(Impairment loss)	-	-	3,065	-	-	-	-	-	-	-	-	3,065	-
Other operating income	18,942	69	-	74	341	149	287	-	-	-	91	19,953	-
Other operating expenses	(1,271)	(1)	(1,622)	(623)	(371)	(827)	(77)	-	-	(9)	(37)	(4,838)	-
Operating income	283,021	104	(240)	39,875	2,237	29,660	19,088	19,469	-	(9)	(24,056)	369,149	-
Share of loss in associates	-	-	-	-	-	-	-	39	(15,283)	-	(597)	(15,841)	-
Amortization and depreciation	32,121	-	17,038	12,495	590	11,493	7,376	10,302	-	-	16,899	108,314	-
Adjusted Ebitda	315,142	104	16,798	52,370	2,827	41,153	26,464	29,810	(15,283)	(9)	(7,754)	461,622	-
Financial income												62,555	-
Financial loss												(302,047)	-
Amortization and depreciation												(108,314)	-
Income before income tax expense												113,816	-
Income tax expense												(46,925)	-
Net income												66,891	-

Current assets	200,982	425	66,631	24,697	2,887	38,110	42,760	62,144	-	(74,280)	215,122	579,478	-
Non-current assets	709,689	7	1,432,833	159,880	5,121	173,087	51,941	236,893	11,790	(1,093)	441,588	3,221,736	-
Capital Expenditure	231,998	41	13,589	6,327	852	5,778	934	20,013	-	-	24	279,556	-
Current liabilities	151,794	64	262,624	23,536	3,755	22,741	42,929	89,057	-	(73,004)	208,526	732,022	-
Non-current liabilities	412,242	-	1,271,776	64,050	1,175	95,159	6,571	73,762	-	(2,369)	349,684	2,272,050	-

Year ended December 31, 2016
Revenue	840,852	373	127,038	89,187	14,343	73,234	85,301	141,347	-	(8,697)	3,358	1,366,336	-
Cost of services	(500,336)	(133)	(110,001)	(41,842)	(10,572)	(42,953)	(49,081)	(96,289)	-	6,132	(13,999)	(859,074)	-
Gross profit	340,516	240	17,037	47,345	3,771	30,281	36,220	45,058	-	(2,565)	(10,641)	507,262	-
Selling, general and administrative expenses	(84,887)	(218)	(12,644)	(8,292)	(1,010)	(11,303)	(16,159)	(27,203)	-	2,599	(11,735)	(170,852)	-
Reversal of previous impairment/(Impairment loss)	-	-	(16,638)	-	-	-	-	-	-	-	-	(16,638)	-
Other operating income	16,944	-	-	-	-	-	-	-	-	-	-	16,944	-
Other operating expenses	(1,331)	58	(643)	(220)	(84)	(2,267)	565	-	-	(34)	(947)	(4,903)	-
Operating income	271,242	80	(12,888)	38,833	2,677	16,711	20,626	17,855	-	-	(23,323)	331,813	-
Share of loss in associates	-	-	-	-	-	-	-	-	(397)	-	(909)	(1,306)	-
Amortization and depreciation	22,791	-	16,736	11,682	527	11,360	7,344	9,478	-	-	16,772	96,690	-
Adjusted Ebitda	294,033	80	3,848	50,515	3,204	28,071	27,970	27,333	(397)	-	(7,460)	427,197	-
Financial income												37,521	-
Financial loss												(272,951)	-
Amortization and depreciation												(96,690)	-
Income before income tax expense												95,077	-
Income tax expense												(56,359)	-
Net income												38,718	(9,478)

Current assets	147,058	371	134,817	25,452	2,821	30,242	45,053	51,453	-	(55,816)	125,674	507,125	-
Non-current assets	546,011	9	1,533,910	166,048	5,042	176,520	55,189	199,317	8,504	(599)	430,200	3,120,151	-
Capital Expenditure	155,026	13	16,692	5,749	2,072	2,003	426	12,102	-	316	-	194,399	-
Current liabilities	221,726	58	233,649	17,104	2,820	18,225	44,307	63,806	-	(55,451)	116,532	662,776	-
Non-current liabilities	159,688	-	1,402,430	69,899	1,860	103,030	11,566	68,645	-	(966)	345,024	2,161,176	-

	Argentina		Brazil	Uruguay		Armenia	Ecuador	Italy	Perú
	Airports	Others	Airports	Airports	Others	Airports	Airports	Airports	Airports	Intrasegment Adjustments	Unallocated	Total Continuing operations	Total Discontinued operations (Note 29)
Year ended December 31, 2015
Revenue	783,850	439	813	83,862	15,333	74,701	79,045	152,663	-	(6,291)	2,675	1,187,090	-
Cost of services	(499,686)	(166)	(937)	(39,136)	(10,567)	(49,534)	(46,759)	(111,225)	-	6,291	(7,436)	(759,155)	-
Gross profit	284,164	273	(124)	44,726	4,766	25,167	32,286	41,438	-	-	(4,761)	427,935	-
Selling, general and administrative expenses	(87,730)	(278)	(16)	(10,317)	(1,004)	(10,266)	(14,629)	(27,226)	-	-	(15,753)	(167,219)	-
Reversal of previous impairment/(Impairment loss)	-	-	-	-	-	-	-	-	-	-	-	-	-
Other operating income	15,573	-	-	-	-	-	-	-	-	-	-	15,573	-
Other operating expenses	(629)	71	42	(132)	(63)	(1,005)	(1,852)	-	-	-	901	(2,667)	-
Operating income	211,378	66	(98)	34,277	3,699	13,896	15,805	14,212	-	-	(19,613)	273,622	-
Share of (loss)/ income in associates	-	-	(71,958)	-	-	-	-	1,842	816	-	(17)	(69,317)	-
Amortization and depreciation	21,810	-	218	11,332	463	11,367	7,306	9,625	-	-	10,126	72,247	-
Adjusted Ebitda	233,188	66	(71,838)	45,609	4,162	25,263	23,111	25,679	816	-	(9,504)	276,552	-
Financial income												46,807	-
Financial loss												(199,839)	-
Amortization and depreciation												(72,247)	-
Income before income tax expense												51,273	-
Income tax expense												(44,969)	-
Net income												6,304	108,987

Current assets	95,907	339	59,706	26,032	2,282	39,415	40,520	60,785	-	(112,052)	181,788	394,722	-
Non-current assets	488,901	11	1,261,464	172,746	3,780	185,913	62,134	203,250	9,248	(38,105)	527,563	2,876,905	-
Capital Expenditure	100,832	8	-	5,038	543	4,286	2,122	24,896	-	-	8,458	146,183	-
Current liabilities	147,084	52	123,557	15,137	2,324	26,291	56,633	67,079	-	(148,218)	192,097	482,036	-
Non-current liabilities	212,581	-	1,107,836	71,163	1,078	117,439	8,114	76,629	-	(1,942)	362,592	1,955,490	-